Investments in associates and joint ventures (Details 4) - BRL (R$) R$ in Thousands	Dec. 31, 2024	Dec. 31, 2023
Notes and other explanatory information [abstract]
Balance at the beginning of the fiscal year	R$ 878,944	R$ 1,320,129
Change in corporate participation		(386,437)
Addition/(disposal)	186	5,000
Capital decreases/reduction		(2,667)
Equity method results	91,947	83,304
Dividends	(81,467)	(96,701)
Adjustment to fair value	86,121	(43,684)
Balance at the end of the fiscal year	975,731	878,944
Significant Influence of Banco Santander
Balance at beginning of year	730,836	407,441
Change in corporate participation		386,437
Equity method results	221,039	155,932
Dividends	(297,832)	(34,423)
Addition/(disposal) (1)	2,011,369	54
Capital decreases/reduction	(2,364)	(185,371)
Adjustment to fair value	1,396	766
Balance at the end of the fiscal year	R$ 2,664,444	R$ 730,836